Intangible Assets	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Intangible Assets
17.	INTANGIBLE ASSETS
The changes in intangible assets during the fiscal years ended on December 31, 2020 and 2019 are as follow:

	12/31/2020
Item	Original Value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at the end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Licenses	2,224,761	5	524,722		911,978	1	514,339	1,426,316	1,323,167
Other intangible assets	6,942,583	5	1,688,410	1,192	3,433,183	1,192	1,416,917	4,848,908	3,780,893

Total intangible assets	9,167,344		2,213,132	1,192	4,345,161	1,193	1,931,256	6,275,224	5,104,060

	12/31/2019
Item	Original Value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at the end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Licenses	2,707,929	5	695,936	1,179,104	1,669,510	1,171,274	413,742	911,978	1,312,783
Other intangible assets	8,251,282	5	1,618,269	2,926,968	4,848,643	2,760,136	1,344,676	3,433,183	3,509,400

Total intangible assets (1)	10,959,211		2,314,205	4,106,072	6,518,153	3,931,410	1,758,418	4,345,161	4,822,183

(1)
During fiscal years 2019 there were transfers between lines of the item that produce differences between the amounts at the end of one fiscal year and the beginning of the other without implying modifications of the residual value at the end of the fiscal year.